Exhibit 99.13

OPUS
Capital Markets Consultants LLC

JPMMT 2015-4

J.P. Morgan

Opus Capital Markets Consultants LLC

100 Tri-State International - Suite 300A | Lincolnshire, IL 60069 | www.opuscmc.com | 224.632.1300

The enclosed narrative is not intended to fulfill the obligations associated with Form ABS Due Diligence 15-E.

Executive Narrative

July 20, 2015

Performed by
Opus Capital Markets Consultants, LLC

For
J.P. Morgan

This report summarizes the results of a due diligence review performed on a pool of 280 loans provided by J.P. Morgan (Customer) who  provided Opus Capital Markets Consultants (Consultant) with a data tape, from which a 100% of the loan sample was chosen and loaded into the OpusFirst® underwriting software. Consultant performed a detailed compliance review and credit data capture on all loans.

About Opus Capital Market Consultants: Opus CMC was established in 2005. Opus was acquired in January 2014 by Wipro Ltd, a global information technology, consulting, and outsourcing company.   Opus CMC is a SSAE16 compliant firm and has financials reviewed annually.  Opus CMC ensures that all underwriters on any securitization has a minimum of 3 years of experience, all quality control staff have a minimum of 5 years of experience, and all deal managers/project leads have a minimum of 7 years of experience. Opus CMC utilizes a proprietary system, OpusFirst, to perform all reviews. This system includes a proprietary compliance engine that is maintained by Opus CMC’s Compliance Department, along with the support of outside counsel. Opus CMC receives certification from outside counsel annually of the compliance engine. All Opus CMC employees go through a testing process and training specific to their role in the company. All loans reviewed for securitization require a 100% QC and all feedback is provided in writing back to the underwriters. Opus CMC provides ongoing training throughout the year concerning any changes to regulatory compliance, securitization criteria, and guideline training prior to the start of any review and at the time of any guideline changes throughout a review.

Credit Qualification:  A re-underwriting review will be conducted in order to verify that the requisite underwriting guidelines as specified by the Client are met. Confirmation of the loan terms will be performed through recalculation and review of documentation contained in the loan file provided to the Consultant.  The Credit Qualification review will consist of the following
✓	Guidelines: Determine whether each mortgage loan meets the requisite guideline requirements as specified by the Client. In addition to the Client provided underwriting guides, Consultant should consider Regulation Z including Appendix Q if applicable. If the loan pre-dates the requirements of Regulation Z and Appendix Q, Consultant will consider Fannie Mae’s Seller guidelines;
✓	Employment: Review the file to determine employment has been documented and verified to comply with the underwriting guides provided by the Client;
✓	Income: Recalculate borrower(s) monthly gross income to determine if income has been calculated and verified in accordance with the underwriting guidelines provided by the Client;
✓	Appraisal Review: Consultant will review the appraisal to ensure conformity with the Client provided underwriting guides;

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✓	Assets: Confirm the presence and verification of adequate asset documentation to comply with the Client provided underwriting guideline requirements for closing funds, reserves and borrower liquidity;
✓	Debt Ratio: Recalculate the debt to income ratio and verify the ratio accuracy used by the loan underwriter at origination to determine compliance with Client provided underwriting guidelines;
✓	Original Loan to Value (“LTV”) and Combined Loan to Value (“CLTV”) Ratios: Recalculate and verify the loan-to-value ratio and combined loan-to-value ratio were accurate at origination and meet Client provided underwriting guidelines;
✓	Credit History: Review the credit report to verify that the borrower(s) demonstrate adequate credit depth to comply with the Client provided underwriting guideline requirements;
✓	Credit Score: Verify that borrower(s) meet the minimum credit score requirements to comply with the Client provided underwriting guides;
✓	Document Inventory/Accuracy: The Consultant will inventory each closed loan file to ensure the documentation required by the Client provided underwriting guidelines is present. The Consultant will audit all Notes, Riders, Addendums, Mortgage, Assignments, Modification Agreements, Assumption Documentation, Title Policy, & Deeds to ensure accuracy, completeness, proper interest conveyance, and appropriate lien position as required per closing instructions and in accordance with the Client provided underwriting guidelines. If the subject property is either a Cooperative or Leasehold, the corresponding security agreements, abstracts, and land lease agreements shall be reviewed for completeness and accuracy. The Consultant will review the mortgage loan to ensure that it meets the Client provided underwriting guides for hazard, flood, mortgage, or other insurance as applicable.

Misrepresentation Review:  Validate that an independent fraud report is in the file and perform the following review:
✓	Checked for signature variations between the imaged documents
✓	Reviewed alerts on the credit report
✓	Compared SSNs across all document in the loan file
✓	Checked for apparent alterations to the imaged documents provided
✓	Compared additional information located in the file provided for discrepancies potentially leading to misrepresentation
✓	Reviewed third party fraud product provided and reviewed for any alerts and set conditions where applicable

Property Valuation Review: Review each loan to determine whether a third party valuation product was required and if required, that the third party product value was compared to the original appraised value to identify a value variance.  If a variance of more than 10% was noted ensure any required secondary valuation product was ordered and reviewed.   Apply the appropriate rating agency grade after reviewing the required valuation products

Regulatory Compliance: Each mortgage loan file will be subject to a post-closing regulatory compliance review to verify that each mortgage loan closed in compliance with the applicable federal, state and local anti-predatory lending statutes in effect at the time of origination of the Mortgage Loan and that the loans meet the applicable disclosure requirements provided under MDIA, the federal Truth in Lending Act (“TILA”), as amended by HOEPA, 15 U.S.C.  § 1601 et seq., as implemented by Regulation Z, 12 C.F.R. Part 226; (ii) Section 4 of the Real Estate Settlement Procedures Act (“RESPA”), 12 U.S.C. §2603, as implemented by Regulation X, 24 C.F.R. Part 3500; (iii) Fannie Mae points and fees limitations and HOEPA restrictions as addressed in Fannie Mae Announcement 04-06; (iv) the disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations; and (v) the disclosure requirements and prohibitions of the applicable state, county and municipal laws and ordinances that were enacted to combat predatory lending
✓	Section 32/HOEPA. Review includes but is not necessarily limited to:
➢	APR test
➢	HPML test
➢	Points and Fees test
➢	Review of Section 32 disclosure for accuracy (i.e. payment stream, highest payment scenario; dates disclosed, dates acknowledged)
➢	Review and confirm documentation type (i.e. full, stated, no ratio)
➢	Review for evidence of prepayment penalty

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➢	Verification of Debt to Income conformity, when necessary.
✓	Federal Truth in Lending Act/Regulation Z. Review includes, but is not necessarily limited to:
➢	A review of the material compliance disclosures set forth in the Truth in Lending Disclosure and the Notice of Right to Cancel, if applicable. A review and comparison of the initial and final TIL with a report outlining any TILA violations. Review includes a re-calculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, payment stream(s), recalculation of disclosed APR, and a review to ensure disclosure differences are within the allowed tolerances. A review of the Notice of Right to Cancel: Review includes a verification of the transaction date and expiration date, ensures proper execution of the Notice of Right to Cancel by all required parties verifies the disbursement date and determines if a full 3 day rescission period was adequately provided to the borrower(s).
✓	S.A.F.E. Mortgage Licensing Act:
➢	Consultant will perform a search of the mortgage loan originator and of the loan officer (“MLO”) in the www.nmlsconsumeraccess.org database to confirm that the MLO was appropriately licensed at the time of the mortgage loan’s origination and closing.

RESPA/Regulation X:  Each mortgage loan will be reviewed to ensure compliance with the January 1, 2010 or most current amendments to Regulation X.  The RESPA/Regulation X review will consist of the following:

Good Faith Estimate (GFE) and Final HUD-1 Settlement Statement:
➢	Good Faith Estimate (GFE): The Consultant will confirm compliance with current RESPA requirements in effect at origination of the Mortgage Loan including
o	Confirm the presence of the current GFE form in effect at the time of origination.
o	Verify the GFE was provided to the borrower(s) within three days of “Application”.
▪	Application shall be defined by Regulation X and generally be considered complete when the following conditions are met (a) Borrower(s) First and Last Name (b) Borrower(s) Social Security Number (to enable the loan originator to obtain a credit report) (c) Subject Property Address (including “To Be Determined”) (d) Mortgage Loan Amount Sought (e) Estimation of Property Value (f) Monthly Income
o	The Consultant will verify that all Broker fees, including Yield Spread Premium (“YSP”) were accurately disclosed and reflected in the appropriate locations.
o	Fees will be reviewed to ensure they are reasonable and customary fees for the lender and title and escrow companies and that those fees were accurately disclosed on the GFE and were reflected in the proper location on the document.
o	Analysis to determine whether a Changed Circumstance form is required to accompany each revised Good Faith Estimate (GFE)
➢	Final HUD-1: The Consultant will confirm compliance with current RESPA requirements in effect at origination of the Mortgage Loan including:
o	Confirm the presence of the current applicable Final HUD-1 form
o	Confirm the Final HUD-1 accurately lists all broker and YSP fees.
➢	Good Faith Estimate (GFE ) and Final HUD-1 analysis: Confirm compliance with current RESPA requirements in effect at origination of the Mortgage Loan including:
o	Analysis of Origination fees disclosed on the Good Faith Estimate (GFE) and those charged to the borrower(s) on the Final HUD-1 (no variance)
o	Analysis of Third-Party fees disclosed on the Good Faith Estimate (GFE) and those charged to the borrower(s) on the Final HUD-1 (10% tolerance in variance)
o	Analysis to confirm all fees are accurately reflected in the correct tolerance category on the Good Faith Estimate (GFE) and Final HUD-1

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o	Analysis to confirm lender accurately provided borrower adequate restitution in the event of tolerance violations and timelines for restitution/document correction were adhered to
o	Analysis to confirm loan terms are accurately disclosed between the Good Faith Estimate (GFE) and Final HUD-1
o	Analysis to confirm page 3 of the HUD-1 accurately reflects fees disclosed on the Good Faith Estimate (GFE) and Final HUD-1

Additional Regulation X Disclosures and Requirements:  The Consultant will confirm compliance with current RESPA documentation and timing requirements in effect at origination of the Mortgage Loan including
➢	Servicing Transfer Disclosure:
o	Confirm the presence of the Servicing Transfer Disclosure form in file
o	Verify the Servicing Transfer Disclosure was provided to the borrower(s) within three general business days of “Application”
o	Confirm the Servicing Transfer Disclosure is executed by all applicants
➢	Special Information Booklet
o	Confirm the presence of the Special Information Booklet in file on Purchase and Construction (Construction to Perm loans) loans
o	Confirm the Special Information Booklet provided within three general business days of application
➢	Affiliated Business Disclosure
o	Confirm the presence of the Affiliated Business Disclosure in file in the event the lender has affiliated business arrangements
o	Confirm the Affiliated Business Disclosure provided within three general business days of “Application” (Opus CMC reviews for this disclosure to be provided within three general business days, as the lender will typically know at the time of application if borrower(s) will be referred to affiliates for provision of third party services)
o	Confirm the Affiliated Business Disclosure is executed
➢	Initial Escrow Disclosure Statement
o	Confirm the presence of the Initial Escrow Disclosure Statement in file
o	Confirm the Initial Escrow Disclosure Statement was provided at closing or within 45 days after settlement
✓	High Cost - State & Local Anti-Predatory Regulations: In addition to federal thresholds, the Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW:

➢	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
➢	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.
➢	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007).
➢	Colorado Consumer Credit Code, Colo. Rev. Stat. 5-1-101 et seq.
➢	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).
➢	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.
➢	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq.
➢	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)
➢	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.
➢	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code § 345.10 et seq.

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➢	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).
➢	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
➢	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).
➢	Indiana Home Loan Practices Act, Ind. Code § 24-9-1 et seq.
➢	Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. § 16a-1-101 et seq. 16. Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq. and as amended by Kentucky House Bill 552 (2008).
➢	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007).
➢	Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).
➢	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387 (2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).
➢	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.
➢	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.
➢	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).
➢	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.
➢	Nevada Anti-Predatory Lending Law, Nev. Rev. Stat. § 598D.010 et seq. and as amended by AB 440.
➢	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq.
➢	New Mexico Home Loan Protection Act, N.M. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009).
➢	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
➢	New York High Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008).
➢	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007).
➢	Ohio Anti-Predatory Lending Statute, Ohio Rev. Code Ann. § 1.63 and as amended by S.B. 185.
➢	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.
➢	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).
➢	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
➢	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.
➢	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., including the Emergency and Final Regulations.
➢	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
➢	South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq
➢	Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.
➢	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.
➢	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.
➢	Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
➢	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
➢	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.
➢	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.
➢	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.
➢	Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.
➢	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.
➢	Wyoming Credit Code, Wyo. Stat. Ann. §§ 40-14-101 et seq.

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Dodd-Frank Act: The consultant will review each mortgage for compliance with the rules established under the Dodd-Frank Act for Ability-to-Repay and Qualified Mortgage requirements. The review will consist of the following:

✓	Ability to Repay: Assess the Ability-to-Repay (“ATR”) of each borrower for transactions which fall outside of the Qualified Mortgage (“QM”) rule. The review will consist of the following:
o	ATR Verifications
▪	Verification of the Ability-to-Repay shall be considered based on a review of the following criterial: (1) income and assets, (2) current employment status, (3) monthly payment on covered loan, (4) monthly payment on simultaneous loan, (5) monthly payment for mortgage related obligations, (6) current debt, alimony and child support, (7) DTI or residual income, and (8) credit history.
o	ATR Credit Exceptions
▪	Verify that no lender based credit exceptions are present and/or approved.
o	ATR Rating
▪	ATR test results will be provided by grading each loan’s ATR compliance as: ATR-Pass, ATR-Fail and ATR Exempt.

✓	Qualified Mortgage: Evaluate each loan seeking QM status to validate compliance with requirements of the Qualified Mortgage (“QM”) regulations for Temporary Qualified Mortgages (“TQM”), Small Creditor Qualified Mortgages (“SCQM”) and Small Creditor Balloon Qualified Mortgages (“BQM”). This review will consist of the following:
➢	Product Features
o	Verify that loans seeking QM status not allow for interest only loan terms, negative amortization loans, balloon terms or terms exceeding 30 years.
➢	Debt-to-Income Ratios
o	Verify that debt-to-income ratios do not exceed 43%.
➢	Points and Fees
o	Verify that loans seeking QM status do not contain charges to the borrower that exceed the 3 percent of the total loan amount for a loan greater than or equal to $100,000, $3,000 for a loan greater than or equal to $60,000 but less than $100,000, 5 percent of the total loan amount for a loan greater than or equal to $20,000 but less than $60,000, $1,000 for a loan greater than or equal to $12,500 but less than $20,000, or 8 percent of the total loan amount for a loan less than $12,500. (2014 – subject to annual adjustments in subsequent years)

✓	Temporary Qualified Mortgage: Verify that loans made from the government and the GSEs meet all applicable guideline requirements in lieu of the 43% debt-to-income ratio cap including guidelines regarding: LTV/CLTV, DTI, Credit Score, Reserves, Max Loan Amount, the maximum cash out amount and minimum disposable income requirements.
➢	QM & ATR Reporting
o	Upon review of the related documents and QM and ATR testing standards, verify the QM/ATR status in the credit rating agency format as follows:
•	QM – NonHPML
QM or TQM – Pass / HPML – No
•	QM – HPML
QM or TQM – Pass / HPML – Yes
•	NonQM – Compliant
QM or TQM – Fail, Exempt / ATR – Compliant
•	NonQM – Noncompliant
QM or TQM – Fail, Exempt / ATR – Noncompliant
•	Not covered – Exempt

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QM or TQM – Exempt / ATR – Exempt
➢	Higher Priced Mortgage Loans
o	Determine whether each loan would be considered a Higher Priced Mortgage Loan (“HPML”). A loan APR which exceeds the Average Prime Offer Rate by 1.50% or more percentage points on conforming First Liens and 3.50% or more percentage points on Second Liens. For FHA TQM, the formula is modified to be the Average Prime Offer Rate plus 1.15%, plus the monthly MI premium factor.
➢	Escrow Requirements
o	Verify that all HPML loans have escrow accounts established for the first five years of the life of the loan.
➢	HPML Appraisal Rules
o	Verify that all HPML loans meet the following additional appraisal rules: borrower’s right to receive the appraisal report, written appraisal from a certified or licensed appraiser, evidence of an interior inspection, delivery of copies no later than 3 days from consummation, and a 2nd appraisal detailing improvements, market conditions and change in sale price for loans that meet the “flipping” definition.
➢	Loan Originator Compensation
o	Verify disclosed compensation is permissible. Verify disclosed compensation in Points and Fees testing as appropriate. Verify Loan Originator and Loan Originator Organization licensing status as well as proper disclosure on the application, note and mortgage as per applicable Safe Act and Loan Originator regulations.

Data Integrity: Consultant compared the data supplied on the bid tape provided by the Client to the documents contained in the loan file. If the comparison revealed discrepancies, these were reconciled by Consultant and reported as a data difference and the final data tape updated accordingly.  Data elements for comparison were determined on an “as available” basis and upon mutual agreement between Consultant and Client..

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Pool Details

Loan Type			Product Type
Type	Count	% of Pool	Type	Count	% of Pool
Jumbo Non-Conforming	280	100.00%	Arm	280	100.00%
Total	280	100.00%	Total	280	100.00%

Interest Rate			Occupancy
Type	Count	% of Pool	Type	Count	% of Pool
1.625-2.600	70	25.00%	Primary	216	77.14%
2.625-3.600	174	62.14%	Second Home	27	9.64%
3.625-4.600	36	12.86%	Investment Property	37	13.21%
Total	280	100.00%	Total	280	100.00%

Purpose			Property Type
Type	Count	% of Pool	Type	Count	% of Pool
Purchase	113	40.36%	Single Family Detached	154	55.00%
Rate Term Refinance	125	44.64%	Co-op	10	3.57%
Cash out Refinance	42	15.00%	Condo, Low Rise	35	12.50%
Construction to Perm	0	0.00%	Condo, High Rise	31	11.07%
Total	280	100.00%	PUD	26	9.29%
			Townhouse	0	0.00%
			1-4 Family attached	24	8.57%
			Total	280	100.00%

DTI
Type	Count	% of Pool	LTV
0-19.99	77	27.50%	Type	Count	% of Pool
20-29.99	91	32.50%	0-19.99	3	1.07%
30-34.99	52	18.57%	20-29.99	12	4.29%
35-39.99	35	12.50%	30-39.99	26	9.29%
40-44.99	24	8.57%	40-49.99	37	13.21%
45+	1	0.36%	50-59.99	33	11.79%
Total	280	100.00%	60-69.99	49	17.50%
			70-79.99	85	30.36%
			80-89.99	35	12.50%
			Total	280	100.00%

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QM Type
Type	Count	% of Pool
QM/Non-HPML	7	2.50%
Non-QM/Non-Compliant	0	0.00%
Not Applicable	273	97.50%
Total	280	100.00%

Tape Discrepancies

Field	Accuracy Rate
Appraised Value	98.21%
CLTV	97.86%
DTI	28.93%
FICO	75.36%
Interest Only	99.64%
Interest Rate	98.93%
Loan Purpose	96.43%
Loan Type	100.00%
LTV	98.57%
Occupancy	100.00%
Original Balance	98.93%
Property City	100.00%
Property Address	100.00%
Property Type	97.86%
Sales Price	100.00%
Second Mortgage Lien Amount	78.93%
Self Employed	99.64%
Units	99.29%
QM Type	100.00%
Zip Code	100.00%
Average Accuracy Rate	98.35%

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Loan Grading Definitions

Credit

S&P	Moodys	Fitch	Kroll	DBRS	Definition
CA	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
CB	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
CC	C	C	C	C	The loan does not meet every applicable credit guidelines, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
CD	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moodys	Kroll	DBRS	Definition
RA	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
RB	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
RC	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
RD	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

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Property Valuation

Moodys	Fitch	Kroll	DBRS	Definition
A	A	A	A
Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.

B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not effect value or habitability
C	C	C	C
Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines

D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
VA
First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.

VB
First Level Review Value is greater than a 10% variance to the original appraisal but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not effect value or habitability

VC
Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines

VD	The loan file was missing the appraisal and/or other valuations products needed to complete the review

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Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Grading Summary Report dated July 20, 2015.

Final Ratings

S&P Initial Rating	Total	Percentage	S&P Final Rating	Total	Percentage
A	0	0.00%	A	137	48.93%
B	0	0.00%	B	142	50.71%
C	0	0.00%	C	1	0.36%
D	280	100.00%	D	0	0.00%
Total	280	100.00%	Total	280	100.00%
Moodys Initial Rating	Total	Percentage	Moodys Final Rating	Total	Percentage
A	0	0.00%	A	137	48.93%
B	0	0.00%	B	142	50.71%
C	0	0.00%	C	1	0.36%
D	280	100.00%	D	0	0.00%
Total	280	100.00%	Total	280	100.00%
Fitch Initial Rating	Total	Percentage	Fitch Final Rating	Total	Percentage
A	0	0.00%	A	136	48.57%
B	0	0.00%	B	143	51.07%
C	0	0.00%	C	1	0.36%
D	280	100.00%	D	0	0.00%
Total	280	100.00%	Total	280	100.00%
Kroll Initial Rating	Total	Percentage	Kroll Final Rating	Total	Percentage
A	0	0.00%	A	137	48.93%
B	0	0.00%	B	142	50.71%
C	0	0.00%	C	1	0.36%
D	280	100.00%	D	0	0.00%
Total	280	100.00%	Total	280	100.00%
DBRS Initial Rating	Total	Percentage	DBRS Final Rating	Total	Percentage
A	0	0.00%	A	137	48.93%
B	0	0.00%	B	142	50.71%
C	0	0.00%	C	1	0.36%
D	280	100.00%	D	0	0.00%
Total	280	100.00%	Total	280	100.00%

Opus CMC	Privileged and Confidential	Page 13

Credit Ratings

S&P Initial Credit Rating	Total	Percentage	S&P Final Credit Rating	Total	Percentage
CA	137	48.93%	CA	226	80.71%
CB	0	0.00%	CB	54	19.29%
CC	38	13.57%	CC	0	0.00%
CD	105	37.50%	CD	0	0.00%
Total	280	100.00%	Total	280	100.00%
Moodys Initial Credit Rating	Total	Percentage	Moodys Final Credit Rating	Total	Percentage
A	137	48.93%	A	226	80.71%
B	0	0.00%	B	54	19.29%
C	38	13.57%	C	0	0.00%
D	105	37.50%	D	0	0.00%
Total	280	100.00%	Total	280	100.00%
Fitch Initial Credit Rating	Total	Percentage	Fitch Final Credit Rating	Total	Percentage
A	137	48.93%	A	226	80.71%
B	0	0.00%	B	54	19.29%
C	38	13.57%	C	0	0.00%
D	105	37.50%	D	0	0.00%
Total	280	100.00%	Total	280	100.00%
Kroll Initial Credit Rating	Total	Percentage	Kroll Final Credit Rating	Total	Percentage
A	137	48.93%	A	226	80.71%
B	0	0.00%	B	54	19.29%
C	38	13.57%	C	0	0.00%
D	105	37.50%	D	0	0.00%
Total	280	100.00%	Total	280	100.00%
DBRS Initial Credit Rating	Total	Percentage	DBRS Final Credit Rating	Total	Percentage
A	137	48.93%	A	226	80.71%
B	0	0.00%	B	54	19.29%
C	38	13.57%	C	0	0.00%
D	105	37.50%	D	0	0.00%
Total	280	100.00%	Total	280	100.00%

Opus CMC	Privileged and Confidential	Page 14

Compliance Ratings

S&P Initial Compliance Rating	Total	Percentage	S&P Final Compliance Rating	Total	Percentage
RA	138	49.29%	RA	163	58.21%
RB	105	37.50%	RB	117	41.79%
RC	22	7.86%	RC	0	0.00%
RD	15	5.36%	RD	0	0.00%
Total	280	100.00%	Total	280	100.00%
Moodys Initial Compliance Rating	Total	Percentage	Moodys Final Compliance Rating	Total	Percentage
A	138	49.29%	A	163	58.21%
B	105	37.50%	B	117	41.79%
C	22	7.86%	C	0	0.00%
D	15	5.36%	D	0	0.00%
Total	280	100.00%	Total	280	100.00%
Fitch Initial Compliance Rating	Total	Percentage	Fitch Final Compliance Rating	Total	Percentage
A	138	49.29%	A	161	57.50%
B	105	37.50%	B	119	42.50%
C	14	5.00%	C	0	0.00%
D	23	8.21%	D	0	0.00%
Total	280	100.00%	Total	280	100.00%
Kroll Initial Compliance Rating	Total	Percentage	Kroll Final Compliance Rating	Total	Percentage
A	138	49.29%	A	163	58.21%
B	105	37.50%	B	117	41.79%
C	22	7.86%	C	0	0.00%
D	15	5.36%	D	0	0.00%
Total	280	100.00%	Total	280	100.00%
DBRS Initial Compliance Rating	Total	Percentage	DBRS Final Compliance Rating	Total	Percentage
A	138	49.29%	A	163	58.21%
B	105	37.50%	B	117	41.79%
C	22	7.86%	C	0	0.00%
D	15	5.36%	D	0	0.00%
Total	280	100.00%	Total	280	100.00%

Opus CMC	Privileged and Confidential	Page 15

Property Ratings

S&P Initial Property Rating	Total	Percentage	S&P Final Property Rating	Total	Percentage
VA	0	0.00%	VA	278	99.29%
VB	0	0.00%	VB	1	0.36%
VC	0	0.00%	VC	1	0.36%
VD	280	100.00%	VD	0	0.00%
Total	280	100.00%	Total	280	100.00%
Moodys Initial Property Rating	Total	Percentage	Moodys Final Property Rating	Total	Percentage
A	0	0.00%	A	278	99.29%
B	0	0.00%	B	1	0.36%
C	0	0.00%	C	1	0.36%
D	280	100.00%	D	0	0.00%
Total	280	100.00%	Total	280	100.00%
Fitch Initial Property Rating	Total	Percentage	Fitch Final Property Rating	Total	Percentage
A	0	0.00%	A	278	99.29%
B	0	0.00%	B	1	0.36%
C	0	0.00%	C	1	0.36%
D	280	100.00%	D	0	0.00%
Total	280	100.00%	Total	280	100.00%
Kroll Initial Property Rating	Total	Percentage	Kroll Final Property Rating	Total	Percentage
A	0	0.00%	A	278	99.29%
B	0	0.00%	B	1	0.36%
C	0	0.00%	C	1	0.36%
D	280	100.00%	D	0	0.00%
Total	280	100.00%	Total	280	100.00%
DBRS Initial Property Rating	Total	Percentage	DBRS Final Property Rating	Total	Percentage
A	0	0.00%	A	278	99.29%
B	0	0.00%	B	1	0.36%
C	0	0.00%	C	1	0.36%
D	280	100.00%	D	0	0.00%
Total	280	100.00%	Total	280	100.00%

Opus CMC	Privileged and Confidential	Page 16

Loans Reviewed

280 Loans Reviewed
110149707	300000046	300000096	300000142	300000200	300000257	300014325	300014405
110432311	300000047	300000097	300000144	300000201	300000258	300014331	300014409
110432318	300000048	300000098	300000145	300000203	300000261	300014332	300014410
110432321	300000049	300000099	300000146	300000206	300000262	300014333	300014412
110432324	300000052	300000100	300000149	300000207	300000263	300014335	300014423
110432327	300000053	300000101	300000153	300000208	300014208	300014338	300014425
110432330	300000057	300000102	300000154	300000209	300014209	300014339	300014431
110432331	300000058	300000103	300000155	300000210	300014215	300014341	300014432
110432341	300000059	300000105	300000157	300000212	300014221	300014343	300015595
110432343	300000060	300000106	300000158	300000215	300014226	300014344	300015602
110432347	300000061	300000109	300000160	300000216	300014231	300014346	300015604
110432349	300000062	300000110	300000161	300000217	300014235	300014348	300015611
110432358	300000063	300000111	300000162	300000220	300014237	300014349	300015613
110432361	300000067	300000112	300000163	300000221	300014243	300014350	300015614
110432364	300000068	300000115	300000164	300000222	300014247	300014351	300015615
110432367	300000070	300000117	300000169	300000223	300014251	300014354	300015616
110432374	300000072	300000118	300000170	300000224	300014256	300014356	300015617
110432392	300000073	300000119	300000171	300000226	300014267	300014357	300015620
110511788	300000074	300000120	300000174	300000227	300014269	300014361	300015624
110758768	300000075	300000121	300000175	300000230	300014270	300014365	300015626
110766594	300000076	300000123	300000176	300000231	300014292	300014366	300015627
110766735	300000078	300000124	300000177	300000234	300014297	300014367	300015631
110800119	300000080	300000128	300000181	300000237	300014298	300014368	300015632
110845394	300000083	300000129	300000183	300000238	300014302	300014370	300015635
300000011	300000084	300000130	300000185	300000240	300014304	300014371	300015640
300000012	300000085	300000131	300000186	300000241	300014309	300014373	300015644
300000022	300000086	300000132	300000189	300000242	300014311	300014374	300015647
300000027	300000088	300000133	300000191	300000244	300014316	300014384	300015656
300000034	300000089	300000134	300000192	300000245	300014317	300014389	300015658
300000038	300000090	300000135	300000194	300000246	300014318	300014391	300015659
300000040	300000091	300000136	300000195	300000248	300014319	300014392	300015666
300000041	300000092	300000137	300000196	300000250	300014320	300014394	300015668
300000042	300000093	300000138	300000197	300000252	300014322	300014395	300015669
300000043	300000094	300000139	300000198	300000254	300014323	300014398	300015670
300000045	300000095	300000141	300000199	300000256	300014324	300014402	300015671

Opus CMC	Privileged and Confidential	Page 17

If you have any questions, please contact Jennifer LaBud or Jeni@opuscmc.com

Opus CMC	Privileged and Confidential	Page 8